Income and expenses - Sale by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Sales by segment
Sales	$ 1,615,222	$ 2,242,002	[1]	$ 1,732,276	[1]
Eliminations
Sales by segment
Sales	(165,293)	(187,305)		(65,353)
Electrometallurgy - North America | Operating segments
Sales by segment
Sales	551,500	710,716		541,143
Electrometallurgy - Europe | Operating segments
Sales by segment
Sales	1,049,576	1,447,973		1,083,200
Electrometallurgy - South Africa | Operating segments
Sales by segment
Sales	136,292	208,543		122,504
Other segments | Operating segments
Sales by segment
Sales	$ 43,147	$ 62,075		$ 50,782

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.